Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 2,925,151	$ 2,888,607	$ 2,817,465
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	546,699	561,142	552,379
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	860,653	909,395	890,686
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	705,683	519,852	697,261
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	282,957	258,761	165,516
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	448,133	568,458	459,952
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 81,026	$ 70,999	$ 51,671